Film Related Obligations - Summary of Disclosure In Entirety Of Film Related Obligations (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 1,793.5	$ 1,259.9
Less unamortized issuance costs	(10.2)
Total debt, net	1,783.3	1,243.6
Less current portion	(860.3)	(41.4)
Non-current portion of debt	923.0	1,202.2
Film Related Obligations [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	1,949.4	1,951.5
Less unamortized issuance costs	(11.4)	(11.4)
Total debt, net	1,938.0	1,940.1
Less current portion	(1,393.1)	(923.7)
Non-current portion of debt	544.9	1,016.4
Film Related Obligations [Member] | Production Loans [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	1,292.2	1,349.9
Film Related Obligations [Member] | Production Tax Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	260.0	231.8
Film Related Obligations [Member] | Back Log Facility And Other [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	287.3	226.0
Film Related Obligations [Member] | IP Credit Facility [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 109.9	$ 143.8